Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2030 Fund	May 30, 2024
Fidelity Freedom 2030 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	15.47%
Past 5 years	8.60%
Since Inception	6.46%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.68%
F0203
Average Annual Return:
Past 1 year	15.26%
Past 5 years	8.35%
Since Inception	6.57%

[1]	A From July 20, 2017 .